Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Operating leases:
Lease income	¥ 7,856
Total	126,866
Direct Financing Lease [Member]
Direct financing leases:
Finance income on net investment	¥ 119,010